Income taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income taxes [Abstract]
Summary of the major components of the Company's income tax expense

The following is a summary of the major components of the Company’s income tax expense:

(in millions of Canadian dollars)	2011	2010	2009

Current income tax (recovery) expense (1)	$(60)	$9	$(52)

Deferred income tax expense
Origination and reversal of temporary differences	194	244	243
Effect of tax rate decreases	–	–	(35)
Effect of hedge of net investment in foreign subsidiaries	8	(18)	(32)
Tax credits	(15)	(16)	(16)
Other	–	1	(27)

Total deferred income tax expense	187	211	133

Total income taxes	$127	$220	$81

Income before income tax expense
Canada	$430	$577	$602
Foreign	267	294	29

Total income before income tax expense	$697	$871	$631

Income tax (recovery) expense
Current
Canada	$(59)	$(1)	$(51)
Foreign	(1)	10	(1)

Total current income tax (recovery) expense	(60)	9	(52)

Deferred
Canada	115	122	81
Foreign	72	89	52

Total deferred income tax expense	187	211	133

Total income taxes	$127	$220	$81

(1) Current income tax recovery in 2011 includes a reduction to the Company’s uncertain tax positions.

Component of deferred income tax assets and liabilities

The provision for deferred income taxes arises from temporary differences in the carrying values of assets and liabilities for financial statement and income tax purposes and the effect of loss carry forwards. The items comprising the deferred income tax assets and liabilities are as follows:

(in millions of Canadian dollars)	2011	2010

Deferred income tax assets
Restructuring liability	$16	$22
Amount related to tax losses carried forward	377	334
Liabilities carrying value in excess of tax basis	327	267
Future environmental remediation costs	34	38
Tax credits carried forward including minimum tax	116	94
Other	57	29

Total deferred income tax assets	927	784

Deferred income tax liabilities
Properties carrying value in excess of tax basis	2,608	2,466
Other long-term assets carrying value in excess of tax basis	18	18
Other	19	23

Total deferred income tax liabilities	2,645	2,507

Total net deferred income tax liabilities	1,718	1,723
Current deferred income tax assets	101	222

Long-term deferred income tax liabilities	$1,819	$1,945

Expected income tax expense reconciled to income tax expense

The Company’s consolidated effective income tax rate differs from the expected statutory tax rates. Expected income tax expense at statutory rates is reconciled to income tax expense as follows:

(in millions of Canadian dollars, except percentage)	2011	2010	2009

Statutory federal and provincial income tax rate	28.75%	29.15%	30.71%

Expected income tax expense at Canadian enacted statutory tax rates	$200	$254	$194
Increase (decrease) in taxes resulting from:
Items not subject to tax	(3)	(3)	(25)
Canadian tax rate differentials	(8)	(10)	(26)
Foreign tax rate differentials	(4)	–	(7)
Effect of tax rate decreases	–	–	(35)
Tax credits	(15)	(16)	(16)
Other(1)	(43)	(5)	(4)

Income tax expense	$127	$220	$81

(1) Substantially all amounts relate to uncertain tax positions in 2011.

Reconciliation of uncertain tax positions in relation to unrecognized tax benefits for Canada and the United States

The following table provides a reconciliation of uncertain tax positions in relation to unrecognized tax benefits for Canada and the United States for the year ended December 31, 2011:

(in millions of Canadian dollars)	2011	2010	2009

Unrecognized tax benefits at January 1	$60	$61	$77
Increase in unrecognized:
Tax benefits related to the current year	3	5	14
Gross uncertain tax benefits related to prior years	1	2	11
Dispositions:
Gross uncertain tax benefits related to prior years	(45)	(5)	(15)
Settlements with tax authorities	–	(3)	(26)

Unrecognized tax benefits as at December 31	$19	$60	$61